Earnings Per OP Unit of MAALP (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Unit [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Unit [Table Text Block]
A reconciliation of the numerators and denominators of the basic and diluted earnings per OP Unit computations for the years ended December 31, 2017, 2016, and 2015 is presented below (dollars and units in thousands, except per unit amounts):

	2017	2016	2015
Common Units Outstanding
Weighted average common units - basic	117,617	82,661	79,361
Effect of dilutive securities	280	298	—	(1)
Weighted average common units - diluted	117,897	82,959	79,361

Calculation of Earnings per Common Unit - basic
Net income	$340,536	$224,402	$350,745
Unvested restricted stock (allocation of earnings)	(535)	(574)	(772)
Preferred unit distributions	(3,688)	(307)	—
Net income available for common unitholders, adjusted	$336,313	$223,521	$349,973

Weighted average common units - basic	117,617	82,661	79,361
Earnings per common unit - basic:	$2.86	$2.70	$4.41

Calculation of Earnings per Common Unit - diluted
Net income	$340,536	$224,402	$350,745
Unvested restricted stock (allocation of earnings)	—	—	(772)	(1)
Preferred unit distributions	(3,688)	(307)	—
Net income available for common unitholders, adjusted	$336,848	$224,095	$349,973

Weighted average common units - diluted	117,897	82,959	79,361
Earnings per common unit - diluted:	$2.86	$2.70	$4.41

(1) For the year ended December 31, 2015, 0.1 million potentially dilutive securities and their related income are not included in the diluted earnings per unit calculations as they are not dilutive.